SUPPLEMENTARY DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
SUPPLEMENTARY DATA (UNAUDITED)
SUPPLEMENTARY DATA (UNAUDITED)
Selected unaudited quarterly consolidated financial data are shown below:

	2020
(in millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$2,012	$1,664	$2,138	$2,213
Expenses	1,764	1,691	1,678	2,218
Operating income (loss)	$248	$(27)	$460	$(5)

Net (loss) income attributable to Bausch Health Companies Inc.	$(152)	$(326)	$71	$(153)

Basic and Diluted (loss) earnings per share attributable to Bausch Health Companies Inc.	$(0.43)	$(0.92)	$0.20	$(0.43)

Net cash provided by operating activities	$261	$200	$256	$394

	2019
(in millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$2,016	$2,152	$2,209	$2,224
Expenses	1,729	1,895	1,880	3,300
Operating income (loss)	$287	$257	$329	$(1,076)

Net loss attributable to Bausch Health Companies Inc.	$(52)	$(171)	$(49)	$(1,516)

Basic and Diluted loss per share attributable to Bausch Health Companies Inc.	$(0.15)	$(0.49)	$(0.14)	$(4.30)

Net cash provided by operating activities	$413	$339	$515	$234